Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2016
Equity Incentive Plan [Abstract]
Non Vested Shares
	Number of non vested shares	Weighted average grant date fair value per non vested shares
Balance December 31, 2013	472	$61,080
Granted	275	22,440
Vested	(144)	51,720
Balance December 31, 2014	603	$45,720
Vested	(203)	40,560
Balance December 31, 2015	400	$48,240
Vested	(175)	43,160
Balance December 31, 2016	225	$52,232.56

Vested Shares
	Number of vested shares	Weighted average grant date fair value per vested shares
As at December 31, 2013	828	$151,920
Granted and vested	33	39,120
Non vested shares granted in prior years and vested 2014	111	55,560

As at December 31, 2014	972	$137,040
Non vested shares granted in prior years and vested 2015	203	40,560

As at December 31, 2015	1,175	$120,360
Non vested shares granted in prior years and vested 2016	175	43,160

As at December 31, 2016	1,350	$110,354